Note 8 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Debt [Table Text Block]
December 31, 2017

Revolving credit facility	$113,801
3.84% Notes	150,000
Capital leases maturing at various dates through 2022	2,109
Other long-term debt maturing at various dates up to 2023	3,715
269,625
Less: current portion	2,751

Long-term debt - non-current	$266,874

Schedule of Maturities of Long-term Debt [Table Text Block]
2018	$2,749
2019	1,130
2020	114,437
2021	30,451
2021 and thereafter	120,858